Statement of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Mineral and royalty revenues	$ 24,135	$ 16,460	$ 64,774	$ 42,846	$ 59,758	$ 30,066
Lease bonus and other revenues	972	2,241	3,127	6,827	7,506	10,842
Total revenues	25,107	18,701	67,901	49,673	67,264	40,908
Other operating income:
Gain on sale of oil and gas properties, net						94,551
OPERATING EXPENSES
Gathering, transportation and marketing	1,113	887	3,750	2,894	3,944	1,754
Severance and ad valorem taxes	1,377	957	4,206	2,599	3,536	1,601
Depreciation, depletion and amortization	8,434	3,851	20,310	9,609	13,915	6,955
General and administrative	5,068	1,290	16,779	4,072	6,638	3,935
Total operating expenses	15,992	6,985	45,045	19,174	28,033	14,245
Income from operations	9,115	11,716	22,856	30,499	39,231	121,214
Gain (loss) on derivative instruments, net	91	(280)	(521)	(1,194)	424	(121)
Interest expense, net	(65)	(2,902)	(5,160)	(4,028)	(7,446)	(556)
Loss on extinguishment of debt			(6,933)
Gain (loss) on sale and distribution of equity securities				823	823	(4,222)
Other income, net	130	47	165	57	110	305
Income before income taxes	9,271	8,581	10,407	26,157	33,142	116,620
Income tax expense	807	428	1,114	456	327	1,008
NET (LOSS) INCOME	8,464	8,153	9,293	25,701	32,815	115,612
Less: net income attributable to temporary equity	(5,318)		(2,377)
Net income attributable to Brigham Minerals, Inc. shareholders	$ 3,146	$ 891	$ 1,824	$ 891	1,839
NET INCOME PER COMMON SHARE
Basic	$ 0.14	$ 0.00	$ 0.07	$ 0.00
Diluted	$ 0.14	$ 0.00	$ 0.07	$ 0.00
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	21,838	0	13,299	0
Diluted	21,926	0	13,346	0
Brigham Resources, LLC
OPERATING EXPENSES
NET (LOSS) INCOME		$ 7,262	$ 5,092	$ 24,810	$ 30,976	$ 115,612